Derivative Instruments - Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset and Liability Management Positions [Member] | Other Noninterest Income/Expense [Member] | Other Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ (43)
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	29	(9)	3
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Futures and Forwards [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(122)	615	437
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	287	243	854
Asset and Liability Management Positions [Member] | Interest Rate Contracts [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	384	(322)	175
Asset and Liability Management Positions [Member] | Foreign Exchange Cross-Currency Swaps [Member] | Other Noninterest Income [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings			42
Asset and Liability Management Positions [Member] | Foreign Exchange Forward Contracts [Member] | Commercial Products Revenue [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(29)	49	(63)
Asset and Liability Management Positions [Member] | Equity Contracts [Member] | Compensation Expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	2	2	2
Asset and Liability Management Positions [Member] | Credit Contracts [Member] | Other Noninterest Income/Expense [Member] | Other Economic Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings		6	(8)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	686	(361)	(118)
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Noninterest Income [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	(652)	378	124
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Forwards, Spots and Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	66	51	50
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Commercial Products Revenue [Member] | Purchased and Written Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in earnings	$ 1